Financial risk management and fair value estimates	12 Months Ended
Jun. 30, 2022
5. Financial risk management and fair value estimates

5. Financial risk management and fair value estimates

The Group's activities expose it to a variety of financial risks: market risk (including foreign currency risk, interest rate risk, indexing risk due to specific clauses and other price risks), credit risk, liquidity risk and capital risk. Within the Group, risk management functions are conducted in relation to financial risks associated to financial instruments to which the Group is exposed during a certain period or as of a specific date.

The general risk management policies of the Group seek both to minimize adverse potential effects on the financial performance of the Group and to manage and control the financial risks effectively. The Group uses financial instruments to hedge certain risk exposures when deemed appropriate based on its internal management risk policies, as explained below.

The Group’s principal financial instruments comprise cash and cash equivalents, receivables, payables, interest bearing assets and liabilities, other financial liabilities, other investments and derivative financial instruments. The Group manages its exposure to key financial risks in accordance with the Group’s risk management policies.

The Group’s management framework includes policies, procedures, limits and allowed types of derivative financial instruments. The Group has established a Risk Committee, composed of the CEO, the CFO, the compliance manager and certain directors, which reviews and oversees management’s compliance with these policies, procedures and limits and has overall accountability for the identification and management of risk across the Group.

This section provides a description of the principal risks that could have a material adverse effect on the Group’s strategy, performance, results of operations and financial condition. The risks facing the businesses, set out below, do not appear in any particular order of potential materiality or probability of occurrence.

The analysis of sensitivities to market risks included below are based on a change in one factor while holding all other factors constant. In practice this is unlikely to occur, and changes in some of the factors may be correlated – for example, changes in interest rate and changes in foreign currency rates.

This sensitivity analysis provides only a limited, point-in-time view. The actual impact on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

(a) Market risk management

The market risk is the risk of changes in the market price of financial instruments with which the Group operates. The Group’s market risks arise from open positions in foreign currencies, interest-bearing assets and liabilities and equity securities of certain companies, to the extent that these are exposed to market value movements. The Group sets limits on the exposure to these risks that may be accepted, which are monitored on a regular basis.

Foreign Exchange risk and associated derivative financial instruments

The Group publishes its Consolidated Financial Statements in Argentine pesos but conducts operations and holds positions in other currencies. As a result, the Group is exposed to foreign currency exchange risk through exchange rate movements, which affect the value of the Group’s foreign currency positions. Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency.

The real estate, commercial and/or financial activities of the Group’s subsidiaries have the Argentine Peso as functional currency. An important part of the business activities of these subsidiaries is conducted in that currency, thus not exposing the Group to foreign exchange risk. Other Group's subsidiaries have other functional currencies, principally US Dollar. In the ordinary course of business, the Group, through its subsidiaries, transacts in currencies other than the respective functional currencies of the subsidiaries. These transactions are primarily denominated in US Dollars. Net financial position exposure to the functional currencies is managed on a case-by-case basis, partly by entering into foreign currency derivative instruments and/or by borrowings in foreign currencies, or other methods, considered adequate by the Management, according to circumstances.

Financial instruments are considered sensitive to foreign exchange rates only when they are not in the functional currency of the entity that holds them. The following table shows the net carrying amounts of the Company’s financial instruments nominated in US$, broken down by the functional currencies in which the Company operates for the years ended June 30, 2022 and 2021. The amounts are presented in Argentine Pesos, the presentation currency of the Group:

	Net monetary position liability
Functional currency	06.30.2022	06.30.2021
Argentine Peso	(44,735)	(71,843)
Total	(44,735)	(71,843)

The Group estimates that, other factors being constant, a 10% appreciation of the foreign currency against Argentine Peso at year-end would have an impact in the Statement of Income and Other Comprehensive Income before income tax for the years ended June 30, 2022 and 2021 for an amount of ARS 4,474 (loss) and ARS 7,184 (loss), respectively.

On the other hand, the Group also uses derivatives, such as future exchange contracts, to manage its exposure to foreign currency risk. There were no such contracts as of June 30, 2022 and 2021.

Interest rate risk

The Group is exposed to interest rate risk on its investments in debt instruments, short-term and long-term borrowings and derivative financial instruments.

The primary objective of the Group’s investment activities is to preserve principal while at the same time maximizing yields without significantly increasing risk. To achieve this objective, the Group diversifies its portfolio in accordance with the limits set by the Group. The Group maintains a portfolio of cash equivalents and short-term investments in a variety of securities, including both government and corporate obligations and money market funds.

The Group’s interest rate risk principally arises from long-term borrowings (Note 20). Borrowings issued at variable rates expose the Group to cash flow interest rate risk. Borrowings issued at fixed rates expose the Group to fair value interest rate risk.

As of June 30, 2022 and 2021, 99.1% and 96.3% of the Group’s long-term financial loans have a fixed interest rate so that IRSA is not significantly exposed to the fluctuation risk of the interest rate.

The Group manages this risk by maintaining an appropriate mix between fixed and floating rate interest bearing liabilities. These activities are evaluated regularly to determine that the Group is not exposed to interest rate fluctuations that could adversely impact its ability to meet its financial obligations and to comply with its borrowing covenants.

The Group occasionally manages its cash flow interest rate risk exposure by different hedging instruments, including but not limited to interest rate swap, depending on each particular case. For example, interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates or vice versa.

The interest rate risk policy is approved by the Board of Directors. Management analyses the Group’s interest rate exposure on a dynamic basis. Various scenarios are simulated, taking into consideration refinancing, renewal of existing positions and alternative financing sources. Based on these scenarios, the Group calculates the impact on profit and loss of a defined interest rate shift. The scenarios are run only for liabilities that represent the major interest-bearing positions. Trade payables are normally interest-free and have settlement dates within one year. The simulation is done on a regular basis to verify that the maximum potential loss is within the limits set by management.

Note 20 shows a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2022 and 2021.

The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2022 and 2021 in the amount of ARS 4.2 and ARS 4.4, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Consolidated Statements of Income and Other Comprehensive Income.

Other price risks

The Group is exposed to equity securities price risk or derivative financial instruments because of investments held in entities that are publicly traded, which were classified on the Consolidated Statements of Financial Position at “fair value through profit or loss”. The Group regularly reviews the prices evolution of these equity securities in order to identify significant movements.

As of June 30, 2022 and 2021 the total value of Group’s investments in shares of public companies amounts to ARS 1,346 and ARS 1,600, respectively.

The Group estimates that, other factors being constant, a 10% decrease in quoted prices of equity securities and in derivative financial instruments portfolio at year-end would generate a loss before income tax for the year ended June 30, 2022, of ARS 135 (ARS 160 in 2021). An increase of 10% on these prices would have an equal and opposite effect in the Statement of Income.

(b) Credit risk management

The credit risk arises from the potential non-performance of contractual obligations by the parties, with a resulting financial loss for the Group. Credit limits have been established to ensure that the Group deals only with approved counterparties and that counterparty concentration risk is addressed and the risk of loss is mitigated. Counterparty exposure is measured as the aggregate of all obligations of any single legal entity or economic entity to the Group.

The Group is subject to credit risk arising from deposits with banks and financial institutions, investments of surplus cash balances, the use of derivative financial instruments and from outstanding receivables

The credit risk is managed on a country-by-country basis. Each local entity is responsible for managing and analyzing the credit risk.

The Group’s policy is to manage credit exposure from deposits, short-term investments and other financial instruments by maintaining diversified funding sources in various financial institutions. All the institutions that operate with the Group are well known because of their experience in the market and high credit quality. The Group places its cash and cash equivalents, investments, and other financial instruments with various high credit quality financial institutions, thus mitigating the amount of credit exposure to any one institution. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents and short-term investments in the Consolidated Statements of Financial Position.

Trade receivables related to leases and services provided by the Group represent a diversified tenant base and account for 96.6% and 95.6% of the Group’s total trade receivables of the operations center as of June 30, 2022 and 2021, respectively. The Group has specific policies to ensure that rental contracts are transacted with counterparties with appropriate credit quality. The majority of the Group’s shopping mall, offices and other rental properties’ tenants are well recognized retailers, diversified companies, professional organizations, and others. Owing to the long-term nature and diversity of its tenancy arrangements, the credit risk of this type of trade receivables is considered to be low. Generally, the Group has not experienced any significant losses resulting from the non-performance of any counterpart to the lease contracts and, as a result, the allowance for doubtful accounts balance is low. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Group. If there is no independent rating, risk control assesses the credit quality of the customer, taking into account its past experience, financial position, actual experience and other factors. Based on the Group’s analysis, the Group determines the size of the deposit that is required from the tenant at inception. Management does not expect any material losses from non-performance by these counterparties. See details on Note 15.

On the other hand, property receivables related to the sale of trading properties represent 2.3% and 4.1% of the Group’s total trade receivables as of June 30, 2022 and 2021, respectively. Payments on these receivables have generally been received when due. These receivables are generally secured by mortgages on the properties. Therefore, the credit risk on outstanding amounts is considered very low.

(c) Liquidity risk management

The Group is exposed to liquidity risks, including risks associated with refinancing borrowings as they mature, the risk that borrowing facilities are not available to meet cash requirements, and the risk that financial assets cannot readily be converted to cash without loss of value. Failure to manage liquidity risks could have a material impact on the Group’s cash flow and Consolidated Statements of Financial Position.

Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the Group aims to maintain flexibility in funding its existing and prospective debt requirements by maintaining diversified funding sources.

The Group monitors current and projected financial position using several key internally generated reports: cash flow; debt maturity; and interest rate exposure. The Group also undertakes sensitivity analysis to assess the impact of proposed transactions, movements in interest rates and changes in property values on the key profitability, liquidity and balance sheet ratios.

The debt and the derivative positions are continually reviewed to meet current and expected debt requirements. Each operation center maintains a balance between longer-term and shorter-term financings. Short-term financing is principally raised through bank facilities and overdraft positions. Medium- to longer-term financing comprises public and private bond issues, including private placements. Financing risk is spread by using a variety of types of debt. The maturity profile is managed in accordance with each operation center needs, by spreading the repayment dates and extending facilities, as appropriate.

The tables below show financial liabilities, including each operation center derivative financial liabilities groupings based on the remaining period at the Statements of Financial Position to the contractual maturity date. The amounts disclosed in the tables are the contractual undiscounted cash flows and does not include advances and other concepts already disbursed since they are not future cash flows, as a result, they do not reconcile to the amounts disclosed on the Statements of Financial Position. However, undiscounted cash flows in respect of balances due within 12 months generally equal their carrying amounts in the Consolidated Statements of Financial Position, as the impact of discounting is not significant. The tables include both interest and principal flows.

Where the interest payable is not fixed, the amount disclosed has been determined by reference to the existing conditions at the reporting date.

June 30, 2022	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,625	103	40	26	40	4,834
Borrowings	61,682	10,470	2,150	115	317	74,734
Finance leases obligations	87	88	93	99	2,095	2,462
Derivative Financial Instruments	16	-	-	-	-	16
Total	66,410	10,661	2,283	240	2,452	82,046

June 30, 2021	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,900	171	2	-	-	5,073
Borrowings	25,268	66,631	9,338	346	304	101,887
Finance leases obligations	153	143	146	148	2,898	3,488
Derivative Financial Instruments	79	15	-	-	-	94
Total	30,400	66,960	9,486	494	3,202	110,542

See Note 20 for a description of the commitments and restrictions related to loans and the ongoing renegotiations.

(d) Capital risk management

The capital structure of the Group consists of shareholders’ equity and net borrowings. The Group’s equity is analyzed into its various components in the Consolidated Statements of Changes in Shareholders’ Equity. Capital is managed so as to promote the long-term success of the business and to maintain sustainable returns for shareholders. The Group seeks to manage its capital requirements to maximize value through the mix of debt and equity funding, while ensuring that Group entities continue to operate as going concerns, comply with applicable capital requirements and maintain strong credit ratings.

The Group assesses the adequacy of its capital requirements, cost of capital and gearing (i.e., debt/equity mix) as part of its broader strategic plan. The Group continuously reviews its capital structure to ensure that (i) sufficient funds and financing facilities are available to implement the Group’s property development and business acquisition strategies, (ii) adequate financing facilities for unforeseen contingencies are maintained, and (iii) distributions to shareholders are maintained within the Group’s dividend distribution policy. The Group also protects its equity in assets by obtaining appropriate insurance.

The Group’s strategy is to maintain key financing metrics (net debt to total equity ratio or gearing and debt ratio) in order to ensure that asset level performance is translated into enhanced returns for shareholders whilst maintaining an appropriate risk reward balance to accommodate changing financial and operating market cycles.

The following tables details the Group’s key metrics in relation to managing its capital structure. The ratios are within the ranges previously established by the Group’s strategy.

	June 30, 2022	June 30, 2021
Gearing ratio (i)	31.99%	50.12%
Debt ratio (ii)	24.31%	32.37%

(i)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
(ii)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).